ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS - Consolidating Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 18,210	¥ 118,821	¥ 157,600	¥ 211,436
Amounts due from related parties	463	3,024	2,318
Prepaid expenses and other current assets	18,028	117,634	133,296
Total current assets	65,000	424,129	399,640
Non-current assets:
Other non-current assets, net	21,313	139,067	70,971
Total non-current assets	95,876	625,588	621,159
Total assets	160,876	1,049,717	1,020,799
Current liabilities:
Amounts due to related parties	390	2,543	1,971
Accrued and other liabilities	32,121	209,590	192,957
Short-term borrowings	1,533	10,000
Total current liabilities	98,635	643,595	608,984
Non-current liabilities:
Total non-current liabilities	40,608	264,968	248,219
Total liabilities	139,243	908,563	857,203
SHAREHOLDERS' EQUITY
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2019 and 2020)
Additional paid-in capital	543,306	3,545,073	3,508,745
Accumulated other comprehensive income	1,855	12,101	6,341
Total shareholders' equity	21,935	143,122	164,276
Total liabilities and shareholders' equity	160,876	1,049,717	1,020,799
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	122	794	730
Class C Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	14	90	90
Reportable Legal Entities [Member] | Parent Company [Member]
Current assets:
Cash and cash equivalents	35	226	652
Amounts due from related parties	38,170	249,057	273,715
Prepaid expenses and other current assets	32	211	2,349
Total current assets	38,237	249,494	276,716
Non-current assets:
Other non-current assets, net	83	544
Total non-current assets	83	544
Total assets	38,320	250,038	276,716
Current liabilities:
Amounts due to related parties	14,484	94,510	85,358
Accrued and other liabilities	1,901	12,406	27,082
Total current liabilities	16,385	106,916	112,440
Non-current liabilities:
Total liabilities	16,385	106,916	112,440
SHAREHOLDERS' EQUITY
Additional paid-in capital	543,306	3,545,073	3,508,745
Accumulated deficit	(523,362)	(3,414,936)	(3,351,630)
Accumulated other comprehensive income	1,855	12,101	6,341
Total shareholders' equity	21,935	143,122	164,276
Total liabilities and shareholders' equity	38,320	250,038	276,716
Reportable Legal Entities [Member] | Parent Company [Member] | Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	122	794	730
Reportable Legal Entities [Member] | Parent Company [Member] | Class C Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	$ 14	¥ 90	¥ 90